Income tax expense	12 Months Ended
Dec. 31, 2025
Income tax expense
Income tax expense

19.Income tax expense

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company in the Cayman Islands to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the subsidiaries of the Group in Hong Kong are subject to 16.5% Hong Kong profit tax for their taxable income earned. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

South Korea

The subsidiaries of the Group in South Korea are subject to an enterprise income tax on their taxable income in South Korea with a progressive tax rate, which is 9% on the first Korean won (KRW) 200 million, 19% for the taxable income over KRW200 million up to KRW20 billion, 21% for the taxable income over KRW20 billion up to KRW300 billion and 24% for the excess. The subsidiaries of the Group in South Korea are also subject to local income tax with progressive tax rates from 0.9% to 2.4% based on their taxable income.

The South Korean Enterprise Income Tax Law provides that a withholding tax rate of 20% is normally applicable to dividends paid to non-resident enterprise shareholders. A preferential withholding tax rate of 10% or 15% could be applicable for dividend paid to a Hong Kong resident company provided that certain conditions under the double tax treaty between Hong Kong and the Republic of Korea are met.

Indonesia

The subsidiary of the Group in Indonesia is subject to 22% Indonesia income tax for its taxable income.

United Kingdom

According to tax laws and regulations of the United Kingdom, entities in the United Kingdom are subject to a main rate of enterprise income tax at 25% for their taxable income over GBP250,000, while a 19% rate applies to taxable income of GBP50,000 or less. For entities with augmented taxable income between GBP50,000 and GBP250,000, there is a sliding scale of tax rates applicable.

PRC

In accordance with the Enterprise Income Tax Law (“EIT Law”), Foreign Investment Enterprises (“FIEs”) and domestic companies are subject to Enterprise Income Tax (“EIT”) at a uniform rate of 25%. The subsidiaries and the VIE of the Group in the PRC are subject to a uniform income tax rate of 25% for years presented. A subsidiary established in Shenzhen met the criteria for a preferential income tax rate of 15%.

Shenzhen Wuxin is recognized as “High and New Technology Enterprises” in accordance with the Notice of the Ministry of Science, the Ministry of Finance and the State Administration of Taxation on Amending and Issuing the Administrative Measures for the Determination of High and New Tech Enterprises and is entitled to enjoy a preferential enterprise income tax rate of 15% rather than the 25% uniform statutory tax rate. The preferential tax treatment continues as long as it can retain its “High and New Technology Enterprise” status, for the three-year period from 2023 to 2026, and may not be available in a future period.

19.Income tax expense (Continued)

PRC (Continued)

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its entities registered outside of the PRC should be considered as resident enterprises for the PRC tax purposes.

In general, all of the tax returns of the Company’s PRC entities in China remain subject to examination by the tax authorities for up to five years from the date of filing. The Company may also be subject to the examinations of the tax filings in other jurisdictions, which are not material to the consolidated financial statements.

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between the mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the immediate holding company in Hong Kong is the beneficial owner of the FIE and owns directly at least 25% of the shares of the FIE). In accordance with accounting guidance, all undistributed earnings are presumed to be transferred to parent company and withholding taxes should be accrued accordingly. All FIEs are subject to the withholding tax from January 1, 2008. The presumption may be overcome if the Group has sufficient evidence to demonstrate that the undistributed dividends from its PRC subsidiaries will be re-invested and the remittance of the dividends from its PRC subsidiaries will be postponed indefinitely.

Aggregate undistributed earnings and reserves of the Group entities located in the PRC that are available for distribution to the Company as of December 31, 2024 and 2025 are approximately RMB3,023,956 and RMB3,200,335, respectively. The Group plans to indefinitely reinvested undistributed earnings earned from its PRC subsidiaries in its operations in the PRC and in new acquisitions and investments, and distribute the earnings earned from its tax-exempt subsidiaries in its operations out of PRC as dividends to shareholders. Therefore, as of December 31, 2024 and 2025, no withholding income tax for undistributed earnings of its subsidiaries were provided, and the unrecognized deferred tax liabilities were RMB302,396 and RMB320,034.

19.Income tax expense (Continued)

Composition of income tax expense

The current and deferred components of income taxes appearing in the consolidated statements of comprehensive income are as follows:

	For the year ended
	December 31, 2023	December 31, 2024	December 31, 2025
	RMB	RMB	RMB
Current tax expense	46,260	84,798	121,725
Deferred tax expense	4,495	9,661	(2,736)
Income tax expense	50,755	94,459	118,989

For the years ended December 31, 2023, 2024, and 2025, substantially all of the Company’s income tax expense, together with the related income before tax, was attributable to operations in the PRC and Hong Kong.

The following table presents a reconciliation of the differences between the statutory income tax rate of PRC, where the Group’s major subsidiary and business is located, and the Company’s effective income tax rate for the years ended December 31, 2023, 2024 and 2025:

	For the year ended
	December 31, 2023	December 31, 2024
	%	%
Statutory income tax rate of the PRC	25	25
Tax effect of permanent differences(i)	2	1
Change in valuation allowance	(2)	1
Tax effect of preferential tax rates	1	(1)
Effect of income tax in jurisdictions other than the PRC	(21)	(14)
Tax effect of Super Deduction and others	3	2
Effective income tax rate	8	14
(i)	The permanent book-tax differences mainly consisted of share-based compensation.

	December 31,
	2025
	Amount	%
PRC Statutory income tax rates	263,342	25.0
Foreign tax effects:
Cayman Islands
Statutory Tax Rate Difference Between Cayman Islands and Local	(25,784)	(2.4)
Hong Kong
Statutory Tax Rate Difference Between HK and Local	(66,741)	(6.3)
Nontaxable Income	(82,842)	(8.0)
Others	15,471	1.5
Other Foreign Jurisdictions	(3,546)	(0.3)
Changes In Valuation Allowances	10,474	0.9
Nontaxable or Nondeductible Items
Tax effect of preferential tax rates	(21,490)	(2.0)
Share-based payment awards	25,969	2.5
Others	4,136	0.4
Effective Tax Rate	118,989	11.3

19.Income tax expense (Continued)

Composition of income tax expense (Continued)

For the year ended December 31, 2025 income tax paid was RMB32,470 in PRC, RMB30,031 in UK, RMB19,362 in HK and RMB3,430 in other foreign jurisdictions.

The following table sets forth the effect of tax holiday to the Group:

	For the year ended
	December 31, 2023	December 31, 2024	December 31, 2025
	RMB	RMB	RMB
Tax holiday effect	(8,793)	3,744	21,490
Basic net income per share effect	(0.01)	0.00	0.02
Diluted net income per share effect	(0.01)	0.00	0.02

Deferred tax assets and deferred tax liabilities

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	RMB	RMB
Deferred tax assets:
Net operating tax loss carry forwards	16,504	17,973
Inventory provisions	13,357	13,768
Product warranty	775	327
Accrued expenses and others	27,577	16,410
Less: Valuation Allowance	(8,551)	(13,315)
Total deferred tax assets	49,662	35,163
Deferred tax liabilities:
Accelerated depreciation of property, equipment and leasehold improvement	(13,480)	(17,970)
Unrealized investment income	(2,063)	(2,020)
Assets arisen from business combination	(12,248)	(98,981)
Total deferred tax liabilities	(27,791)	(118,971)

Presentation in the consolidated balance sheet
Deferred tax assets	38,067	29,104
Deferred tax liabilities	(16,196)	(112,912)
Net deferred tax assets	21,871	(83,808)

The Group offsets deferred tax assets and liabilities pertaining to a particular tax-paying component of the Group within a particular jurisdiction.

19.Income tax expense (Continued)

Deferred tax assets and deferred tax liabilities (Continued)

The movements in the valuation allowance were as follows:

	For the year ended
	December 31, 2024	December 31, 2025
	RMB	RMB
Balance as of January 1	3,613	8,551
Addition	4,938	10,874
Reverse	—	(6,110)
Balance as of December 31	8,551	13,315

A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion or all of the deferred tax assets will not be realized in the foreseeable future. In making such determination, the Group evaluate a variety of positive and negative factors including the operating history, accumulated deficit, the existence of taxable temporary differences and reversal periods.

The Company evaluated its income tax uncertainty under ASC 740. ASC 740 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Company elects to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of comprehensive income. The Company does not expect the amount of unrecognized tax benefits to increase significantly in the next 12 months. In general, the PRC tax authorities have up to five years to conduct examinations of the tax filings of the Company’s PRC subsidiaries. Accordingly, the PRC subsidiaries’ tax years of 2020 – 2025 remain open to examination by the respective tax authorities. The Company may also be subject to the examination of the tax filings in other jurisdictions.